Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table (“PVP Table”)

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($) (in millions)	Revenue ($) (in millions)
2025	3,775,310	2,197,717	916,591	1,152,592	183	216	(29)	428
2024	1,141,226	1,349,785	1,241,315	1,895,256	135	160	(195)	380
2023	649,008	554,345	1,506,396	1,425,089	92	127	(106)	307
(1)	For each of 2023, 2024 and 2025, the Chief Executive Officer in the compensation columns is Mr. Wu. For 2023, the NEOs in the compensation columns are Craig Webster, Zachariah Ward, and Shane Smith. For 2024, the NEOs in the compensation columns are Dr. Wu and Ms. Tushe. For 2025, the NEOs in the compensation columns are Mr. Worthen, Ms. Tushe, Dr. Wu, Dr. Mattis, Mr. Schultz, and Ms. Khanbabi.
(2)	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year for our PEO, Mr. Wu, and (ii) the average total compensation reported in the SCT for the applicable year for our Non-PEO NEOs. The 2024 SCT amounts previously reported were incorrectly calculated. The amounts previously reported were $1,141,207 for our PEO and $1,269,434 for our Non-PEO NEOs.
(3)	Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for Mr. Wu and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	2025
	CEO	Average Non-PEO NEOs
Summary Compensation Table Total	$3,775,310	$916,591
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$3,099,998	$575,517
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,522,405	$212,959
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$0	$219,068
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$46,666
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$0	$332,824
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered or were Forfeited During the Covered Year	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0
Compensation Actually Paid	$2,197,717	$1,152,592

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

(4)	We selected the Russell 2000 Electrical Components Subsector Index (referred to herein as the “Peer Group”) as our peer group for purposes of this disclosure.
(5)	We have selected Revenue as the as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in Fiscal 2025 to the Company’s performance.

Pay Versus Performance: Total Shareholder Return $127 $160 $216 $92 $135 $183 PEO CAP Average Non-PEO NEOs CAP Microvast TSR Peer Group TSR $0.6M $1.4M $1.3M $1.9M $2.2M $1.2M 2023 2024 2025

Pay Versus Performance: Net Income PEO CAP Average Non-PEO NEOs CAP Net Income $0.6M $1.4M $1.3M $1.9M $2.2M $1.2M 2023 2024 2025 ($106M) ($195M) ($29M)

Named Executive Officers, Footnote
(1)	For each of 2023, 2024 and 2025, the Chief Executive Officer in the compensation columns is Mr. Wu. For 2023, the NEOs in the compensation columns are Craig Webster, Zachariah Ward, and Shane Smith. For 2024, the NEOs in the compensation columns are Dr. Wu and Ms. Tushe. For 2025, the NEOs in the compensation columns are Mr. Worthen, Ms. Tushe, Dr. Wu, Dr. Mattis, Mr. Schultz, and Ms. Khanbabi.
(2)	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year for our PEO, Mr. Wu, and (ii) the average total compensation reported in the SCT for the applicable year for our Non-PEO NEOs. The 2024 SCT amounts previously reported were incorrectly calculated. The amounts previously reported were $1,141,207 for our PEO and $1,269,434 for our Non-PEO NEOs.

Peer Group Issuers, Footnote
(4)	We selected the Russell 2000 Electrical Components Subsector Index (referred to herein as the “Peer Group”) as our peer group for purposes of this disclosure.

PEO Total Compensation Amount	$ 3,775,310	$ 1,141,226	$ 649,008
PEO Actually Paid Compensation Amount	$ 2,197,717	1,349,785	554,345
Adjustment To PEO Compensation, Footnote
(3)	Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for Mr. Wu and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	2025
	CEO	Average Non-PEO NEOs
Summary Compensation Table Total	$3,775,310	$916,591
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$3,099,998	$575,517
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,522,405	$212,959
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$0	$219,068
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$46,666
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$0	$332,824
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered or were Forfeited During the Covered Year	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0
Compensation Actually Paid	$2,197,717	$1,152,592

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Non-PEO NEO Average Total Compensation Amount	$ 916,591	1,241,315	1,506,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,152,592	1,895,256	1,425,089
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Amounts reported in these columns represent compensation actually paid; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for 2025 for Mr. Wu and for the average of the Non-PEO NEOs is set forth in the following table, which describes the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP Amounts from SCT amounts.
	2025
	CEO	Average Non-PEO NEOs
Summary Compensation Table Total	$3,775,310	$916,591
Minus Stock Award Value & Option Award Value Reported in SCT for the Covered Year	$3,099,998	$575,517
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	$1,522,405	$212,959
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	$0	$219,068
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	$0	$46,666
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	$0	$332,824
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered or were Forfeited During the Covered Year	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation for the Covered Year	$0	$0
Compensation Actually Paid	$2,197,717	$1,152,592

In the table above, the unvested equity values are computed in accordance with the methodology used for financial reporting purposes, and for unvested awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Most Important Financial Performance Measures for Fiscal Year 2025

As described in greater detail in “—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a commitment to pay-for-performance. Listed below are the financial performance measures which in our assessment represent the most important performance measures we used to link compensation actually paid to our NEOs, for Fiscal 2025, to Company performance.

Accounts Receivable Collection
Operating Profit Margin
Revenue

Total Shareholder Return Amount	$ 183	135	92
Peer Group Total Shareholder Return Amount	216	160	127
Net Income (Loss)	$ (29,000,000)	$ (195,000,000)	$ (106,000,000)
Company Selected Measure Amount	428,000,000	380,000,000	307,000,000
PEO Total Compensation Amount Previously Reported	$ 1,141,207
Non-PEO NEO Average Total Compensation Amount Previously Reported	$ 1,269,434
Measure:: 1
Pay vs Performance Disclosure
Name	Accounts Receivable Collection
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Profit Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,099,998)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,522,405
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(575,517)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,959
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,068
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,666
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,824
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0